Schedule of financial information of the joint venture and associate (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2024 SGD ($)
Defined Benefit Plan Disclosure [Line Items]
Current assets	$ 1,217,401		$ 1,435,049		$ 1,656,030
Current liabilities	4,440,953		4,425,473		6,041,029
Net sales or gross revenue	37,745	$ 51,345	64,168	$ 36,621
Gross profit	(2,223)	(3,024)	36,605	19,978
Net loss	(1,147,199)	(1,560,535)	(1,119,555)	(1,094,516)
Net loss attributable to the Company	(38,176)	(51,931)	(33,788)	(7,345)
Biotherapeutic Solutions Sdn Bhd [Member]
Defined Benefit Plan Disclosure [Line Items]
Current assets				22,743
Current liabilities				6,670
Net sales or gross revenue				3,370
Gross profit				2,532
Net loss			(15,780)	(14,690)
Net loss attributable to the Company			(7,890)	(7,345)
Cuprina Mena Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Current assets			17,580		9,447
Current liabilities			35,274		164,840
Net sales or gross revenue
Gross profit
Net loss		(105,981)	(52,854)
Net loss attributable to the Company		(51,931)	(25,898)
Joint Venture And Associate [Member]
Defined Benefit Plan Disclosure [Line Items]
Current assets	6,945		17,580	22,743	9,447
Current liabilities	121,179		35,274	6,670	$ 164,840
Net sales or gross revenue				3,370
Gross profit				2,532
Net loss	(77,910)	(105,981)	(68,364)	(14,690)
Net loss attributable to the Company	$ (38,176)	$ (51,931)	$ (33,788)	$ (7,345)